Related party transactions - compensation paid or payable to key management for employee services (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Related party transactions
Stock-based compensation, included in general and administrative expenses	$ 20,871,739	$ 248,205
Salaries, benefits and directors fees, included in general and administrative expenses	1,115,778	303,679
Salaries, benefits and stock-based compensation capitalized in exploration and evaluation assets	5,513	765,255
Total compensation	$ 21,993,030	$ 1,317,139